Note 16 - Stock-based Compensation Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			13 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2014
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 1,577	$ 1,543	$ 2,523
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	100	100
Employee Service Share-based Compensation, Tax Benefit Realized from Exercise of Stock Options	$ 1,600	$ 100	$ 400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	468,889	953,264	1,139,853	1,139,853
Stock Issued During Period, Shares, Stock Options Settled for Cash and Shares Issued from Treasury, Shares (in Shares)	446,875	175,000	300,000
Common Shares Settlement of Stock Options	$ 4,400	$ 300	$ 100
Cash Settlement of Stock Options		$ 400	1,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	300
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		215,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 3.47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	500	$ 2,400	9,400
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsSettledInPeriodTotalIntrinsicValue	$ 6,700	$ 1,600	1,500
Shareholder-Approved Stock Option Plan [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	293,889
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		40,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 3.43
Deferred Share Unit Plan [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Deferred Share Units Outstanding Number (in Shares)	188,766	209,727
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 3,300	$ 3,200
Deferred Share Units Grants In Period (in Shares)	61,020
Deferred Share Units Settled for Cash During Period (in Shares)	81,981
Deferred Share Units Compensation Expense	$ 1,900	1,500		$ 1,100
Cash-Settled Restricted Share Unit [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	1,000	700
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	800	1,000
Cash Settled Restricted Share Units Compensation Expense	$ 700	$ 600	1,200
Not Approved by Shareholders [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	175,000
Less Than [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Cash Settlement of Stock Options	$ 2,600
Performance Shares [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Allocated Share-based Compensation Expense			$ 300
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 900
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 800
Employee Stock Option [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 400
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 219 days
Employee Stock Option [Member] | Shareholder-Approved Stock Option Plan [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	217,264
Restricted Stock Units (RSUs) [Member]
Note 16 - Stock-based Compensation Plans (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 700
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 600